Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Long Investments 411.0%
Common Stocks 403.9%
Aerospace & Defense 2.9%
AAR Corp.(1),(2)	16,739	$542,846
Aerojet Rocketdyne Holdings, Inc.(3)	6,728	293,004
Boeing Co. (The)(1)	7,945	1,747,423
Curtiss-Wright Corp.(2)	3,426	432,293
Howmet Aerospace, Inc.(2)	49,518	1,544,962
Northrop Grumman Corp.(2)	11,474	4,132,361
Spirit AeroSystems Holdings, Inc., Class A(2),(3)	26,438	1,168,295

		9,861,184

Air Freight & Logistics 0.9%
FedEx Corp.	4,697	1,030,005
Forward Air Corp.(2),(3)	21,621	1,794,975
Hub Group, Inc., Class A(1),(2),(3)	3,014	207,213

		3,032,193

Airlines 0.4%
JetBlue Airways Corp.(1),(2)	3,433	52,491
Southwest Airlines Co.(1),(2)	7,935	408,097
Spirit Airlines, Inc.(1),(2)	35,932	932,076

		1,392,664

Auto Components 0.6%
Adient PLC(1),(2),(4)	5,962	247,125
Aptiv PLC(1),(2),(4)	4,452	663,215
Visteon Corp.(1),(2)	10,947	1,033,287

		1,943,627

Automobiles 4.5%
Ford Motor Co.(1),(2)	100,844	1,427,951
General Motors Co.(1),(2)	262,530	13,837,956

		15,265,907

Banks 31.4%
BancorpSouth Bank(2),(3)	70,016	2,085,077
Banner Corp.(2)	39,672	2,190,291
Comerica, Inc.(2)	63,489	5,110,865
East West Bancorp, Inc.	11,177	866,665
First BanCorp(4)	230,934	3,036,782
Hancock Whitney Corp.(2),(3)	58,291	2,746,672
Home BancShares, Inc.(3)	69,240	1,629,217
Huntington Bancshares, Inc.(2)	725,812	11,221,054
JPMorgan Chase & Co.(2)	21,451	3,511,314
KeyCorp(2),(3)	235,572	5,093,067
PacWest Bancorp(2)	112,682	5,106,748
Pinnacle Financial Partners, Inc.(2)	23,789	2,238,069
PNC Financial Services Group, Inc. (The)(2)	52,814	10,332,531
Popular, Inc.(4)	69,532	5,400,550
Signature Bank(2)	27,982	7,618,939
SVB Financial Group(1),(2)	13,034	8,431,434
Webster Financial Corp.(2),(3)	129,890	7,073,809
Wells Fargo & Co.(2)	193,769	8,992,819
Western Alliance Bancorp(2),(3)	30,734	3,344,474
Wintrust Financial Corp.(2)	70,785	5,688,990
Zions Bancorp NA(2)	95,876	5,933,766

		107,653,133

Beverages 7.2%
Coca-Cola Europacific Partners PLC(2),(3),(4)	170,594	9,432,142
Constellation Brands, Inc., Class A(2)	37,636	7,929,529
PepsiCo, Inc.(2)	19,767	2,973,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Beverages
Vintage Wine Estates, Inc.(1),(2)	438,589	4,477,994

		24,812,819

Biotechnology 6.2%
AbbVie, Inc.(2)	10,661	1,150,002
ACADIA Pharmaceuticals, Inc.(1),(2)	11,148	185,168
Acceleron Pharma, Inc.(1),(2),(3)	17,500	3,011,750
Albireo Pharma, Inc.(1),(2)	642	20,030
Alder Biopharmaceuticals, Inc.(1),(3)	6,157	5,541
Aldeyra Therapeutics, Inc.(1),(2),(3)	45,021	395,284
Applied Genetic Technologies Corp.(1),(3)	1,271	3,826
Arena Pharmaceuticals, Inc.(1),(2)	5,139	306,028
Argenx SE, ADR(1),(2),(4)	252	76,104
Arrowhead Pharmaceuticals, Inc.(1),(3)	3,148	196,530
Ascendis Pharma A/S, ADR(1),(2),(4)	102	16,258
Aurinia Pharmaceuticals, Inc.(1),(2),(4)	11,529	255,137
Autolus Therapeutics PLC(1),(4)	1,781	11,666
AVEO Pharmaceuticals, Inc.(1),(3)	17,832	110,202
BELLUS Health, Inc.(1),(3),(4)	1,451	8,909
Biohaven Pharmaceutical Holding Co., Ltd.(1),(3),(4)	25,745	3,576,238
BioMarin Pharmaceutical, Inc.(1),(2)	611	47,224
Bioxcel Therapeutics, Inc.(1),(3)	7,897	239,674
ChemoCentryx, Inc.(1),(2),(3)	8,597	147,009
Deciphera Pharmaceuticals, Inc.(1),(3)	1,480	50,290
Dynavax Technologies Corp.(1),(3)	7,098	136,353
Eiger BioPharmaceuticals, Inc.(1),(3)	32,855	219,471
Elevation Oncology, Inc.(1)	4,943	38,506
Epizyme, Inc.(1),(3)	2,029	10,389
Exact Sciences Corp.(1),(3)	5,386	514,094
Exelixis, Inc.(1),(2),(3)	14,930	315,620
Fate Therapeutics, Inc.(1),(2),(3)	3,043	180,359
FibroGen, Inc.(1),(3)	997	10,189
Global Blood Therapeutics, Inc.(1),(2)	8,757	223,128
Heron Therapeutics, Inc.(1),(3)	1,089	11,641
Horizon Therapeutics PLC(1),(2),(3),(4)	7,540	825,932
Incyte Corp.(1),(2)	812	55,849
Insmed, Inc.(1),(2),(3)	13,829	380,851
Ionis Pharmaceuticals, Inc.(1),(3)	1,780	59,701
Iovance Biotherapeutics, Inc.(1),(2),(3)	25,770	635,488
Karyopharm Therapeutics, Inc.(1),(3)	7,915	46,065
Legend Biotech Corp., ADR(1),(2),(4)	1,032	52,178
Merus N.V.(1),(2),(4)	519	11,418
Mirati Therapeutics, Inc.(1),(2)	3,422	605,386
Molecular Templates, Inc.(1)	15,430	103,535
Natera, Inc.(1),(2)	5,335	594,532
Neurocrine Biosciences, Inc.(1),(3)	2,375	227,786
Regeneron Pharmaceuticals, Inc.(1),(2),(3)	1,548	936,819
Rigel Pharmaceuticals, Inc.(1),(3)	24,899	90,383
Rocket Pharmaceuticals, Inc.(1),(2),(3)	5,741	171,599
Sage Therapeutics, Inc.(1),(2)	886	39,259
Seagen, Inc.(1),(2)	2,000	339,600
TG Therapeutics, Inc.(1),(2),(3)	4,364	145,234
Trillium Therapeutics, Inc.(1),(2),(4)	103,607	1,819,339
Turning Point Therapeutics, Inc.(1),(2),(3)	4,465	296,610
Twist Bioscience Corp.(1),(2),(3)	361	38,616
United Therapeutics Corp.(1),(2)	4,876	900,012
Vertex Pharmaceuticals, Inc.(1),(2)	7,665	1,390,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Biotechnology
Zymeworks, Inc.(1),(2),(4)	103	2,991

		21,242,157

Building Products 0.9%
Armstrong World Industries, Inc.(2)	3,426	327,080
AZEK Co., Inc. (The)(1),(2)	19,269	703,897
Builders FirstSource, Inc.(1),(2),(3)	34,012	1,759,781
Carlisle Cos., Inc.(2)	2,057	408,911

		3,199,669

Capital Markets 4.3%
BlackRock, Inc.(2),(3)	2,438	2,044,653
Blucora, Inc.(1),(2)	131,654	2,052,486
Coinbase Global, Inc., Class A(1)	1,425	324,159
Goldman Sachs Group, Inc. (The)(2),(3)	27,415	10,363,693
KKR & Co., Inc., Class A(2)	2,257	137,406

		14,922,397

Chemicals 3.5%
Atotech Ltd.(1),(4)	8,878	214,404
Axalta Coating Systems Ltd.(1),(2),(4)	17,168	501,134
CF Industries Holdings, Inc.(2)	3,350	186,997
Huntsman Corp.(2)	77,045	2,279,762
Sherwin-Williams Co. (The)(2),(3)	3,862	1,080,317
Sociedad Quimica y Minera de Chile S.A., ADR(3),(4)	117,116	6,291,471
Tronox Holdings PLC, Class A(2),(4)	53,988	1,330,804

		11,884,889

Commercial Services & Supplies 1.3%
Clean Harbors, Inc.(1),(2)	12,676	1,316,656
Covanta Holding Corp.(2)	33,764	679,332
Republic Services, Inc.(2)	6,926	831,536
Waste Connections, Inc.(4)	13,708	1,726,248

		4,553,772

Communications Equipment 8.4%
Arista Networks, Inc.(1),(2),(3)	3,506	1,204,802
Calix, Inc.(1),(2)	68,267	3,374,438
Ciena Corp.(1),(2)	113,151	5,810,304
CommScope Holding Co., Inc.(1),(2),(3)	981,134	13,333,611
F5 Networks, Inc.(1),(2)	5,119	1,017,555
Nokia Oyj, ADR(1),(2),(4)	9,306	50,718
Radware Ltd.(1),(4)	25,793	869,740
Telefonaktiebolaget LM Ericsson, ADR(2),(4)	277,778	3,111,113

		28,772,281

Construction & Engineering 3.1%
MasTec, Inc.(1),(2)	9,773	843,215
Quanta Services, Inc.(2)	20,770	2,364,041
WillScot Mobile Mini Holdings Corp.(1),(2)	235,744	7,477,800

		10,685,056

Construction Materials 0.1%
Martin Marietta Materials, Inc.(3)	1,147	391,907

Consumer Finance 4.2%
Ally Financial, Inc.	51,585	2,633,414
Capital One Financial Corp.(2)	30,976	5,017,183
Curo Group Holdings Corp.(2)	4,258	73,791
Encore Capital Group, Inc.(1),(2),(3)	34,346	1,692,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Consumer Finance
Synchrony Financial(2),(3)	102,931	5,031,267

		14,447,883

Containers & Packaging 5.4%
Ardagh Metal Packaging S.A.(1),(2),(4)	1,728,518	17,216,039
Berry Global Group, Inc.(1),(2)	24,093	1,466,782

		18,682,821

Distributors 0.1%
Pool Corp.(3)	527	228,934

Diversified Consumer Services 0.5%
Coursera, Inc.(1),(2)	47,016	1,488,056
Duolingo, Inc.(1),(2)	1,028	171,018
Nerdy, Inc.(1),(2)	17,827	178,092

		1,837,166

Diversified Financial Services 8.0%
ACE Convergence Acquisition Corp., Class A(1),(4)	10,127	100,359
Aequi Acquisition Corp.(1)	55,839	557,273
Aequi Acquisition Corp., Class A(1)	26,623	259,574
Alkuri Global Acquisition Corp., Class A(1)	14,633	145,891
Altimar Acquisition Corp. II, Class A(1),(4)	10,129	99,771
Anzu Special Acquisition Corp. I, Class A(1),(2)	11,398	110,694
Apollo Strategic Growth Capital II(1),(2),(4)	4,560	45,372
Argus Capital Corp.(1)	100,333	1,013,715
Atlas Crest Investment Corp. II(1)	9,270	92,607
Aurora Acquisition Corp., Class A(1),(4)	22,006	218,520
BowX Acquisition Corp., Class A(1),(2)	15,043	150,430
Capstar Special Purpose Acquisition Corp., Class A(1)	12,414	123,147
Carney Technology Acquisition Corp. II(1),(2)	9,695	96,659
CENAQ Energy Corp.(1)	13,736	138,047
Churchill Capital Corp. VI(1),(2)	10,205	102,458
Churchill Capital Corp. VII(1),(2)	17,791	175,775
CM Life Sciences III, Inc., Class A(1),(2)	168,403	1,670,558
Cohn Robbins Holdings Corp., Class A(1),(2),(4)	10,689	104,966
Conyers Park III Acquisition Corp.(1)	416,606	4,207,721
Direct Selling Acquisition Corp.(1)	8,360	84,269
East Stone Acquisition Corp.(1),(4)	4,633	47,257
ECP Environmental Growth Opportunities Corp., Class A(1)	21,700	214,396
Edify Acquisition Corp.(1)	6,155	61,489
Fortress Capital Acquisition Corp.(1),(4)	4,669	45,756
Fortress Value Acquisition Corp. IV(1),(2)	4,666	45,960
Frazier Lifesciences Acquisition Corp.(1),(4)	4,797	48,119
GigCapital4, Inc.(1)	37,952	374,207
GigCapital5, Inc.(1)	12,536	128,870
Global Partner Acquisition Corp. II(1),(4)	4,148	41,024
GO Acquisition Corp.(1),(2)	4,185	42,059
Golden Falcon Acquisition Corp.(1)	5,530	55,383
Gores Holdings VII, Inc.(1),(2)	7,971	78,674
Gores Technology Partners II, Inc., Class A(1),(2)	15,960	157,046
Gores Technology Partners, Inc.(1)	11,400	113,886
Hudson Executive Investment Corp. II(1)	4,362	43,358
Hudson Executive Investment Corp. III(1),(2)	10,361	102,056
HumanCo Acquisition Corp., Class A(1)	278,581	2,755,166
Jackson Financial, Inc., Class A(1),(2)	34,732	903,032
Lazard Growth Acquisition Corp. I(1),(2),(4)	5,700	56,316
Leo Holdings III Corp., Class A(1),(4)	14,633	145,452
Longview Acquisition Corp. II(1),(2)	11,188	113,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Diversified Financial Services
M3-Brigade Acquisition II Corp., Class A(1)	14,731	145,984
Magnum Opus Acquisition Ltd., Class A(1),(4)	5,407	53,475
MCAP Acquisition Corp., Class A(1)	5,146	50,791
MDH Acquisition Corp., Class A(1)	21,005	206,899
MedTech Acquisition Corp.(1)	2,089	21,193
Northern Star Investment Corp. III(1)	11,398	112,384
Omnichannel Acquisition Corp., Class A(1)	4,485	44,402
Pontem Corp.(1),(2),(4)	4,781	47,571
Primavera Capital Acquisition Corp.(1),(2),(4)	2,521	25,084
Priveterra Acquisition Corp.(1)	5,669	56,293
PropTech Investment Corp. II(1)	7,044	69,665
Queen’s Gambit Growth Capital, Class A(1),(4)	13,661	134,834
Revolution Healthcare Acquisition Corp.(1),(2)	5,698	56,125
RMG Acquisition Corp. III(1),(2),(4)	4,165	41,150
ScION Tech Growth I(1),(2),(4)	6,940	69,192
ScION Tech Growth II(1),(4)	8,034	79,938
Senior Connect Acquisition Corp. I, Class A(1),(2)	7,744	75,659
Simon Property Group Acquisition Holdings, Inc., Class A(1)	218,580	2,131,155
Simon Property Group Acquisition Holdings, Inc.(1)	641,326	6,381,194
Supernova Partners Acquisition Co. II Ltd.(1),(4)	6,656	66,227
SVF Investment Corp. 3, Class A(1),(4)	2,280	22,412
Tishman Speyer Innovation Corp. II, Class A(1)	29,639	290,462
Tishman Speyer Innovation Corp. II(1)	118,055	1,180,550
TLG Acquisition One Corp.(1)	4,852	48,156
Turmeric Acquisition Corp.(1),(4)	6,073	60,305
Vector Acquisition Corp. II, Class A(1),(2),(4)	10,946	106,724
Velocity Acquisition Corp., Class A(1)	14,633	144,281
Virtuoso Acquisition Corp., Class A(1)	43,898	435,029
Viveon Health Acquisition Corp.(1)	7,014	70,070
Warburg Pincus Capital Corp. I-A(1),(4)	11,400	114,000
Williams Rowland Acquisition Corp.(1)	13,602	138,060

		27,550,022

Diversified Telecommunication Services 1.2%
AT&T, Inc.(2)	104,130	2,812,551
Verizon Communications, Inc.(2)	24,783	1,338,530

		4,151,081

Electric Utilities 2.9%
NextEra Energy, Inc.	17,780	1,396,086
PNM Resources, Inc.(2)	169,411	8,382,456

		9,778,542

Electrical Equipment 5.1%
ABB Ltd., ADR(2),(4)	5,159	172,104
AMETEK, Inc.(2)	43,602	5,407,084
Generac Holdings, Inc.(1),(2)	3,323	1,358,011
nVent Electric PLC(2),(4)	52,898	1,710,192
Regal Beloit Corp.(2)	24,953	3,751,434
Rockwell Automation, Inc.(2)	431	126,731
Sensata Technologies Holding PLC(1),(2),(4)	27,460	1,502,611
Vertiv Holdings Co.(2)	140,676	3,388,885

		17,417,052

Electronic Equipment, Instruments & Components 1.3%
908 Devices, Inc.(1),(2)	6,280	204,226
Coherent, Inc.(1),(2)	13,580	3,396,222
II-VI, Inc.(1),(3)	4,512	267,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Vontier Corp.(2)	15,066	506,218

		4,374,498

Energy Equipment & Services 1.5%
Baker Hughes Co.(2),(3)	85,579	2,116,369
ChampionX Corp.(1),(2),(3)	91,768	2,051,932
Halliburton Co.(2)	51,325	1,109,647

		5,277,948

Entertainment 5.7%
Activision Blizzard, Inc.(2)	63,873	4,943,132
Chicken Soup For The Soul Entertainment, Inc.(1),(3)	22,229	508,377
Cinemark Holdings, Inc.(1),(2),(3)	5,458	104,848
Electronic Arts, Inc.	171	24,325
Netflix, Inc.(1)	2,933	1,790,127
ROBLOX Corp., Class A(1),(2)	44,236	3,342,030
Sciplay Corp., Class A(1),(2)	122,960	2,544,042
Score Media and Gaming, Inc.(1),(2),(4)	29,118	996,709
Take-Two Interactive Software, Inc.(1),(2)	1,370	211,076
Walt Disney Co. (The)(1),(2),(3)	3,769	637,602
World Wrestling Entertainment, Inc., Class A(3)	22,540	1,268,100
Zynga, Inc., Class A(1),(2),(3)	433,668	3,265,520

		19,635,888

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.(2)	3,446	649,398
Performance Food Group Co.(1),(2)	56,791	2,638,510
Walgreens Boots Alliance, Inc.(3)	3,434	161,570

		3,449,478

Food Products 10.5%
Bunge Ltd.(2),(4)	68,448	5,566,192
Cal-Maine Foods, Inc.(3)	40,288	1,456,814
Freshpet, Inc.(1),(2)	8,196	1,169,487
Hershey Co. (The)(2),(3)	29,943	5,067,853
Hostess Brands, Inc.(1),(2)	238,582	4,144,170
Ingredion, Inc.(2),(3)	16,297	1,450,596
Kellogg Co.(2)	29,009	1,854,255
Nomad Foods Ltd.(1),(3),(4)	89,736	2,473,124
Oatly Group AB, ADR(1),(2),(4)	80,173	1,212,216
Pilgrim’s Pride Corp.(1),(2)	85,703	2,492,243
Sanderson Farms, Inc.(2)	12,370	2,328,034
Simply Good Foods Co. (The)(1),(2),(3)	167,519	5,777,730
Sovos Brands, Inc.(1),(2)	74,578	1,040,363

		36,033,077

Health Care Equipment & Supplies 3.4%
Abbott Laboratories(3)	3,560	420,543
ABIOMED, Inc.(1),(3)	1,070	348,306
Boston Scientific Corp.(1),(2)	9,626	417,672
Cardiovascular Systems, Inc.(1),(2)	266	8,733
CVRX, Inc.(1)	16,365	270,677
Danaher Corp.(2)	1,270	386,639
DexCom, Inc.(1),(2),(3)	3,358	1,836,356
Edwards Lifesciences Corp.(1),(2),(3)	11,172	1,264,782
Envista Holdings Corp.(1),(2)	4,919	205,663
Haemonetics Corp.(1),(2)	5,924	418,175
Hill-Rom Holdings, Inc.(2)	24,494	3,674,100
Inari Medical, Inc.(1),(2),(3)	3,458	280,444
Intersect ENT, Inc.(1),(2)	15,830	430,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Health Care Equipment & Supplies
NeuroPace, Inc.(1)	1,059	16,785
Outset Medical, Inc.(1),(2)	4,452	220,107
Penumbra, Inc.(1),(2),(3)	1,713	456,515
Pulmonx Corp.(1),(2)	13	468
Quidel Corp.(1),(3)	362	51,096
Silk Road Medical, Inc.(1),(3)	2,975	163,714
STAAR Surgical Co.(1),(2),(3)	1,205	154,879
Tactile Systems Technology, Inc.(1),(3)	231	10,268
Tandem Diabetes Care, Inc.(1),(2),(3)	1,743	208,079
Teleflex, Inc.(2)	515	193,923
Zimmer Biomet Holdings, Inc.(2)	363	53,129

		11,491,629

Health Care Providers & Services 1.1%
Centene Corp.(1),(2)	9,934	618,988
CVS Health Corp.(2),(3)	10,816	917,846
Guardant Health, Inc.(1),(3)	363	45,379
Humana, Inc.(2)	4,019	1,563,994
Oak Street Health, Inc.(1),(3)	2,565	109,089
Option Care Health, Inc.(1),(2),(3)	11,370	275,836
Pennant Group, Inc. (The)(1),(2)	2,471	69,410

		3,600,542

Health Care Technology 2.1%
Change Healthcare, Inc.(1),(2)	57,790	1,210,123
Convey Holding Parent, Inc.(1),(2)	16,128	135,475
Definitive Healthcare Corp.(1),(2)	31,838	1,363,621
Doximity, Inc., Class A(1),(3)	3,428	276,640
Inovalon Holdings, Inc., Class A(1),(2)	34,793	1,401,810
Inspire Medical Systems, Inc.(1),(2)	1,738	404,745
Sema4 Holdings Corp.(1),(2)	319,349	2,423,859

		7,216,273

Hotels, Restaurants & Leisure 16.6%
Airbnb, Inc., Class A(1),(2),(3)	16,117	2,703,627
Aramark(3)	44,735	1,469,992
Bally’s Corp.(1),(2),(3)	49,610	2,487,445
Bloomin’ Brands, Inc.(1),(2)	26,863	671,575
Booking Holdings, Inc.(1),(2)	3,001	7,123,984
Boyd Gaming Corp.(1),(2)	17,018	1,076,559
Brinker International, Inc.(1),(2)	5,130	251,627
Caesars Entertainment, Inc.(1),(2),(3)	38,841	4,361,067
Chipotle Mexican Grill, Inc.(1)	685	1,245,001
Darden Restaurants, Inc.	1,841	278,856
DraftKings, Inc., Class A(1),(2)	1,991	95,887
Expedia Group, Inc.(1),(2),(3)	21,842	3,579,904
Hilton Worldwide Holdings, Inc.(1),(2),(3)	7,531	994,920
Hyatt Hotels Corp., Class A(1),(2),(3)	16,568	1,277,393
Las Vegas Sands Corp.(1),(2)	1,714	62,732
Marriott Vacations Worldwide Corp.(2)	85,932	13,519,682
MGM Resorts International(2)	155	6,688
Norwegian Cruise Line Holdings Ltd.(1),(2),(3),(4)	7,474	199,631
Planet Fitness, Inc., Class A(1),(2)	20,502	1,610,432
Royal Caribbean Cruises Ltd.(1),(2),(4)	1,935	172,118
Scientific Games Corp., Class A(1),(2),(3)	37,439	3,110,058
Shake Shack, Inc., Class A(1),(2)	17,105	1,342,058
Sportradar Holding AG, Class A(1),(2),(4)	105,063	2,377,576
Starbucks Corp.(2)	6,852	755,844
Travel + Leisure Co.(2),(3)	57,795	3,151,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wendy’s Co. (The)	137,560	2,982,301

		56,908,518

Household Durables 1.5%
DR Horton, Inc.(2)	7,684	645,225
Lennar Corp., Class A(2),(3)	9,287	870,006
Newell Brands, Inc.(2),(3)	106,414	2,356,006
Tri Pointe Homes, Inc.(1),(3)	38,485	808,955
Vizio Holding Corp., Class A(1)	25,792	547,822

		5,228,014

Household Products 5.1%
Colgate-Palmolive Co.(2)	467	35,296
Procter & Gamble Co. (The)(2),(3)	85,875	12,005,325
Spectrum Brands Holdings, Inc.(2),(3)	58,338	5,581,196

		17,621,817

Industrial Conglomerates 0.3%
General Electric Co.(2)	6,153	633,944
Raven Industries, Inc.(1),(2)	4,581	263,911
Roper Technologies, Inc.(2)	98	43,721

		941,576

Insurance 0.9%
American National Group, Inc.(2)	2,461	465,203
Athene Holding Ltd., Class A(1),(2),(4)	17,413	1,199,233
Syncora Holdings Ltd.(1),(4)	56,504	2,825
Willis Towers Watson PLC(3),(4)	5,908	1,373,374

		3,040,635

Interactive Media & Services 5.8%
Alphabet, Inc., Class C(1),(2)	1	2,665
Alphabet, Inc., Class A(1),(2)	2,237	5,980,664
Bumble, Inc., Class A(1),(2)	24,475	1,223,260
Facebook, Inc., Class A(1),(2)	10,412	3,533,729
Match Group, Inc.(1),(2),(3)	33,748	5,298,099
QuinStreet, Inc.(1),(2),(3)	50,206	881,617
TripAdvisor, Inc.(1),(2)	37,620	1,273,437
Vimeo, Inc.(1),(3)	12,007	352,646
ZoomInfo Technologies, Inc., Class A(1),(2)	19,917	1,218,721

		19,764,838

Internet & Direct Marketing Retail 0.4%
Altaba, Inc.(1)	148,076	962,494
Global-e Online Ltd.(1),(4)	3,424	245,843
Xometry, Inc., Class A(1),(2)	4,112	237,139

		1,445,476

IT Services 12.4%
Accenture PLC, Class A(2),(4)	17,195	5,501,024
Affirm Holdings, Inc.(1),(2),(3)	11,136	1,326,632
Afterpay Ltd., ADR(1),(2),(4)	2,133	187,128
Akamai Technologies, Inc.(1),(2)	25,404	2,657,004
BigCommerce Holdings, Inc., Series 1(1),(3)	11,541	584,436
Cognizant Technology Solutions Corp., Class A(2)	51,513	3,822,780
Concentrix Corp.(1)	24,407	4,320,039
DXC Technology Co.(1),(2),(3)	272,001	9,141,954
Flywire Corp.(1)	12,712	557,294
Global Payments, Inc.(2)	512	80,681
LiveRamp Holdings, Inc.(1),(3)	91,771	4,334,344
Marqeta, Inc., Class A(1),(2)	76,348	1,688,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
IT Services
Mastercard, Inc., Class A(2)	5,154	1,791,943
MongoDB, Inc.(1),(2),(3)	2,746	1,294,767
Okta, Inc.(1),(2),(3)	13,895	3,297,839
PayPal Holdings, Inc.(1),(2),(3)	4,097	1,066,080
Sabre Corp.(1),(3)	9,253	109,556
Shift4 Payments, Inc., Class A(1),(3)	10,591	821,014

		42,583,333

Leisure Products 0.6%
Callaway Golf Co.(1),(2),(3)	73,624	2,034,231

Life Sciences Tools & Services 2.8%
Adaptive Biotechnologies Corp.(1),(2),(3)	144	4,895
Berkeley Lights, Inc.(1),(2),(3)	7,895	154,426
Fluidigm Corp.(1)	344	2,267
NanoString Technologies, Inc.(1),(3)	5,452	261,750
Pacific Biosciences of California, Inc.(1),(2)	8,942	228,468
Repligen Corp.(1),(2),(3)	5,836	1,686,546
SomaLogic, Inc.(1),(2)	577,270	7,152,375

		9,490,727

Machinery 8.1%
AGCO Corp.(2)	19,766	2,421,928
Allison Transmission Holdings, Inc.(2)	13,109	463,010
Chart Industries, Inc.(1),(2),(3)	7,027	1,342,930
Deere & Co.(2),(3)	13,201	4,423,259
Dover Corp.(2)	16,098	2,503,239
Evoqua Water Technologies Corp.(1),(2)	14,061	528,131
IDEX Corp.(2),(3)	4,730	978,874
Ingersoll Rand, Inc.(1),(2),(3)	66,096	3,331,899
Lydall, Inc.(1),(2)	2,572	159,695
Meritor, Inc.(1),(2),(3)	18,821	401,076
PACCAR, Inc.(2),(3)	19,189	1,514,396
Parker-Hannifin Corp.(2),(3)	14,042	3,926,424
Rexnord Corp.	31,914	2,051,751
SPX FLOW, Inc.(2),(3)	17,113	1,250,960
Welbilt, Inc.(1),(2)	76,102	1,768,610
Woodward, Inc.(2)	6,248	707,274

		27,773,456

Marine 1.0%
Kirby Corp.(1),(2),(3)	74,379	3,567,217

Media 5.8%
Altice USA, Inc., Class A(1)	34,778	720,600
Clear Channel Outdoor Holdings, Inc.(1),(3)	29,148	78,991
comScore, Inc.(1),(3)	1,852,413	7,224,411
Criteo S.A., ADR(1),(2),(4)	29,835	1,093,453
Discovery, Inc., Class A(1),(2)	34,412	873,377
DISH Network Corp., Class A(1),(3)	35,242	1,531,617
Gray Television, Inc.(2)	28,736	655,755
iHeartMedia, Inc., Class A(1),(2)	121,195	3,032,299
Liberty Broadband Corp.(1),(2)	2,547	439,867
Meredith Corp.(1),(2)	4,906	273,264
Shaw Communications, Inc., Class B(2),(4)	8,812	255,900
TEGNA, Inc.(2)	184,205	3,632,523

		19,812,057

Metals & Mining 3.5%
Alcoa Corp.(1),(2),(3)	116,593	5,706,061
Allegheny Technologies, Inc.(1),(3)	40,117	667,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Metals & Mining
BHP Group PLC, ADR(2),(4)	40,201	2,037,789
Freeport-McMoRan, Inc.	6,802	221,269
Hudbay Minerals, Inc.(2),(4)	136,012	847,355
MP Materials Corp.(1),(3)	2,851	91,888
Teck Resources Ltd., Class B(2),(4)	86,549	2,155,935
United States Steel Corp.(2)	18,843	413,981

		12,141,424

Mortgage Real Estate Investment 1.0%
AFC Gamma, Inc.	159,811	3,448,721

Multiline Retail 0.7%
Dollar General Corp.	3,426	726,792
Dollar Tree, Inc.(1),(2),(3)	17,195	1,645,905

		2,372,697

Oil, Gas & Consumable Fuels 32.2%
Antero Resources Corp.(1),(2)	347,581	6,537,999
Arch Resources, Inc.(1),(2),(3)	72,675	6,740,606
Bonanza Creek Energy, Inc.	15,671	750,641
Cabot Oil & Gas Corp.(2)	280,160	6,096,281
Cimarex Energy Co.(2)	56,998	4,970,226
ConocoPhillips(2),(3)	117,348	7,952,674
Continental Resources, Inc.(2)	169,064	7,802,303
Devon Energy Corp.(2),(3)	250,104	8,881,193
Marathon Oil Corp.(2),(3)	525,901	7,189,067
Marathon Petroleum Corp.(2),(3)	91,742	5,670,573
Matador Resources Co.(2)	212,118	8,068,969
Northern Oil and Gas, Inc.(2)	306,933	6,568,366
Occidental Petroleum Corp.(2),(3)	311,417	9,211,715
Ovintiv, Inc.(2),(3)	224,161	7,370,414
PDC Energy, Inc.(2),(3)	93,275	4,420,302
Peabody Energy Corp.(1),(2)	54,954	812,770
Pioneer Natural Resources Co.(2)	36,653	6,103,091
Range Resources Corp.(1),(2)	145,886	3,301,400
Southwestern Energy Co.(1),(2)	361,095	2,000,466

		110,449,056

Paper & Forest Products 1.3%
Domtar Corp.(1),(2),(3)	17,094	932,307
Louisiana-Pacific Corp.(2)	50,376	3,091,575
West Fraser Timber Co., Ltd.(2),(4)	4,487	377,940

		4,401,822

Personal Products 1.8%
BellRing Brands, Inc., Class A(1),(2),(3)	44,641	1,372,711
Coty, Inc., Class A(1),(2),(3)	261,164	2,052,749
elf Beauty, Inc.(1),(2),(3)	98,940	2,874,207

		6,299,667

Pharmaceuticals 2.9%
Aerie Pharmaceuticals, Inc.(1),(2)	268	3,055
AstraZeneca PLC, ADR(2),(3),(4)	28,916	1,736,695
Axsome Therapeutics, Inc.(1),(2),(3)	5,820	191,827
Bristol-Myers Squibb Co.(2)	36,141	2,138,463
Catalent, Inc.(1),(2)	3,357	446,716
Cresco Labs, Inc.(1),(2),(4)	53,055	492,351
Curaleaf Holdings, Inc.(1),(2),(4)	54,473	656,400
Eli Lilly & Co.(2)	8,578	1,981,947
Green Thumb Industries, Inc.(1),(2),(4)	74,551	2,070,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Pharmaceuticals
Intra-Cellular Therapies, Inc.(1),(2),(3)	419	15,620
Relmada Therapeutics, Inc.(1)	1,738	45,553
TherapeuticsMD, Inc.(1),(3)	14,934	11,072
Zogenix, Inc.(1),(3)	1,420	21,570

		9,811,550

Professional Services 1.7%
IHS Markit Ltd.(2),(4)	50,692	5,911,701

Real Estate Investment Trusts 81.9%
Acadia Realty Trust(2)	606,353	12,375,665
Alexandria Real Estate Equities, Inc.(2)	62,569	11,955,059
American Campus Communities, Inc.(2),(3)	197,199	9,554,292
Americold Realty Trust(2),(3)	674,477	19,593,557
AvalonBay Communities, Inc.(2),(3)	12,209	2,706,003
Brixmor Property Group, Inc.(2)	29,944	662,062
CareTrust REIT, Inc.(2),(3)	363,064	7,377,460
Columbia Property Trust, Inc.(2)	63,580	1,209,292
CyrusOne, Inc.	4,301	332,940
Duke Realty Corp.(2)	191,393	9,161,983
Equity LifeStyle Properties, Inc.(2),(3)	60,263	4,706,540
Equity Residential(2),(3)	187,802	15,196,938
Essex Property Trust, Inc.(2),(3)	22,783	7,284,636
Federal Realty Investment Trust(3)	88,458	10,437,159
First Industrial Realty Trust, Inc.(2)	169,802	8,843,288
Healthcare Trust of America, Inc., Class A(2),(3)	90,789	2,692,802
Invitation Homes, Inc.(2)	76,732	2,941,138
Kilroy Realty Corp.(2)	144,834	9,589,459
Kimco Realty Corp.(2),(3)	381,594	7,918,076
Medical Properties Trust, Inc.(2)	125,809	2,524,987
MGM Growth Properties LLC, Class A(2)	13,034	499,202
Mid-America Apartment Communities, Inc.(2),(3)	66,550	12,428,212
National Storage Affiliates Trust(2)	169,084	8,925,944
NETSTREIT Corp.(2)	607,999	14,379,176
Newlake Capital Partners, Inc.(2)	32,894	967,413
Paramount Group, Inc.(2)	483,506	4,346,719
Piedmont Office Realty Trust, Inc., Class A(2)	949,808	16,555,153
Plymouth Industrial REIT, Inc.(2)	232,743	5,294,903
RPT Realty(2),(3)	421,091	5,373,121
Sabra Health Care REIT, Inc.(2),(3)	118,490	1,744,173
Simon Property Group, Inc.(2),(3)	4,628	601,501
Spirit Realty Capital, Inc.(2)	70,920	3,265,157
Terreno Realty Corp.(2)	185,933	11,756,544
Urban Edge Properties(2)	103,012	1,886,150
Ventas, Inc.(2),(3)	252,506	13,940,856
VEREIT, Inc.(2)	265,500	12,008,565
VICI Properties, Inc.(2)	119,910	3,406,643
WP Carey, Inc.(2)	228,986	16,725,137

		281,167,905

Road & Rail 14.8%
ArcBest Corp.(2)	6,878	562,414
Canadian Pacific Railway Ltd.(2),(3),(4)	160,016	10,412,241
Heartland Express, Inc.(2),(3)	32,585	522,012
Hertz Global Holdings, Inc.(1),(2)	13,969	273,094
JB Hunt Transport Services, Inc.	95	15,886
Kansas City Southern(2)	27,931	7,559,246
Knight-Swift Transportation Holdings, Inc.(2)	101,543	5,193,924
Landstar System, Inc.(3)	34,350	5,421,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Road & Rail
Lyft, Inc., Class A(1),(2),(3)	64,513	3,457,252
Norfolk Southern Corp.(2)	13,390	3,203,558
Saia, Inc.(1),(2)	20,010	4,762,980
Schneider National, Inc., Class B(2)	4,446	101,102
TFI International, Inc.(4)	6,190	632,494
Uber Technologies, Inc.(1),(2)	5,532	247,834
Union Pacific Corp.(2)	6,749	1,322,871
XPO Logistics, Inc.(1),(2)	89,683	7,136,973
Yellow Corp.(1)	17,124	96,751

		50,921,749

Semiconductors & Semiconductor Equipment 16.2%
Ambarella, Inc.(1),(2),(4)	12,629	1,966,841
Analog Devices, Inc.(2)	3,255	545,147
Applied Materials, Inc.(2)	8,795	1,132,180
ASML Holding N.V.(2),(4)	5,675	4,228,499
Broadcom, Inc.(2),(3)	2,058	997,986
Brooks Automation, Inc.(2)	30,811	3,153,506
Ichor Holdings Ltd.(1),(2),(3),(4)	12,534	515,022
Kulicke & Soffa Industries, Inc.(3)	9,579	558,264
Lam Research Corp.(2),(3)	1,713	974,954
Magnachip Semiconductor Corp.(1)	3	53
Marvell Technology, Inc.(3)	77,170	4,654,123
Microchip Technology, Inc.(2)	6,534	1,002,904
Micron Technology, Inc.(2)	10,301	731,165
MKS Instruments, Inc.(2)	6,753	1,019,095
NVIDIA Corp.(2),(3)	10,263	2,126,083
NXP Semiconductors N.V.(4)	27,502	5,386,817
ON Semiconductor Corp.(1),(2)	28,221	1,291,675
QUALCOMM, Inc.(2)	110,061	14,195,668
Ultra Clean Holdings, Inc.(1),(2)	23,195	988,107
Xilinx, Inc.(2)	66,364	10,020,300

		55,488,389

Software 40.0%
Adobe, Inc.(1),(2)	4,318	2,485,959
Alteryx, Inc., Class A(1),(3)	8,552	625,151
Anaplan, Inc.(1),(2),(3)	8,565	521,523
AppLovin Corp., Class A(1)	133	9,625
Asana, Inc., Class A(1),(2),(3)	8,227	854,292
Aspen Technology, Inc.(1),(2),(3)	1,772	217,602
Atlassian Corp. PLC, Class A(1),(2),(3),(4)	5,144	2,013,464
Avalara, Inc.(1),(2),(3)	5,298	925,931
Bill.com Holdings, Inc.(1),(2),(3)	6,848	1,828,074
BlackBerry Ltd.(1),(4)	17,105	166,432
Cadence Design Systems, Inc.(1),(2)	8,570	1,297,841
Citrix Systems, Inc.(2)	33,853	3,634,797
Cloudera, Inc.(1)	62,174	992,919
Cognyte Software Ltd.(1),(4)	83,927	1,724,700
CommVault Systems, Inc.(1)	42,825	3,225,151
Cornerstone OnDemand, Inc.(1)	293	16,777
Coupa Software, Inc.(1),(2),(3)	2,301	504,333
Crowdstrike Holdings, Inc., Class A(1),(3)	6,842	1,681,627
CyberArk Software Ltd.(1),(3),(4)	10,257	1,618,760
Datadog, Inc., Class A(1),(2)	10,281	1,453,219
Descartes Systems Group, Inc. (The)(1),(4)	3,224	261,982
DocuSign, Inc.(1),(2),(3)	4,450	1,145,564
Domo, Inc., Class B(1)	49,520	4,181,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Software
Dynatrace, Inc.(1),(2)	20,638	1,464,679
Elastic N.V.(1),(2),(4)	7,051	1,050,528
EngageSmart, Inc.(1)	50,569	1,722,380
Everbridge, Inc.(1)	685	103,462
Five9, Inc.(1),(2)	51,438	8,216,706
Fortinet, Inc.(1),(2),(3)	16,851	4,921,166
HubSpot, Inc.(1),(2),(3)	3,485	2,356,174
ironSource Ltd., Class A(1),(4)	85,700	931,559
Lightspeed Commerce, Inc.(1),(2),(3),(4)	6,179	595,841
Mandiant, Inc.(1)	114,334	2,035,145
Manhattan Associates, Inc.(1),(2),(3)	36,732	5,621,098
McAfee Corp., Class A(2)	7,236	159,988
Medallia, Inc.(1)	22,424	759,501
Microsoft Corp.(2)	39,248	11,064,796
Mimecast Ltd.(1),(3),(4)	15,106	960,742
Monday.com Ltd.(1),(2),(4)	7,713	2,515,981
NCR Corp.(1),(3)	108,972	4,223,755
Nice Ltd., ADR(1),(3),(4)	1,719	488,265
Nuance Communications, Inc.(1),(2)	86,879	4,781,820
Nutanix, Inc., Class A(1),(2),(3)	37,829	1,426,153
Oracle Corp.(2),(3)	60,182	5,243,658
Palo Alto Networks, Inc.(1),(2)	9,599	4,597,921
Ping Identity Holding Corp.(1)	48,428	1,189,876
Riskified Ltd., Class A(1),(4)	17,140	390,963
Sailpoint Technologies Holdings, Inc.(1),(3)	840	36,019
salesforce.com, Inc.(1),(2)	58,625	15,900,272
SentinelOne, Inc., Class A(1),(2)	3,424	183,424
ServiceNow, Inc.(1),(2),(3)	6,495	4,041,644
Smartsheet, Inc., Class A(1),(2),(3)	12,009	826,459
Splunk, Inc.(1),(2),(3)	9,293	1,344,790
Synopsys, Inc.(1),(2)	3,410	1,020,988
Tenable Holdings, Inc.(1)	103,950	4,796,253
Tufin Software Technologies Ltd.(1),(4)	108,254	1,064,137
Varonis Systems, Inc.(1),(3)	17,678	1,075,706
Verint Systems, Inc.(1)	34,210	1,532,266
Workday, Inc., Class A(1),(2)	7,046	1,760,725
Zendesk, Inc.(1),(2)	5,134	597,546
Zeta Global Holdings Corp., Class A(1)	154,997	908,282
Zscaler, Inc.(1),(2),(3)	15,369	4,030,059

		137,327,919

Specialty Retail 3.2%
AKA Brands Holding Corp.(1)	14,921	127,724
AutoNation, Inc.(1),(2)	88	10,715
Bath & Body Works, Inc.(3)	6,929	436,735
Best Buy Co., Inc.(2)	154	16,279
Brilliant Earth Group, Inc., Class A(1),(2)	35,813	479,894
Carvana Co.(1),(2),(3)	527	158,912
Citi Trends, Inc.(1),(2)	21,359	1,558,353
Home Depot, Inc. (The)(3)	4,299	1,411,190
Lithia Motors, Inc., Class A(2)	327	103,672
Lowe’s Cos., Inc.(2)	11,846	2,403,080
Sonic Automotive, Inc., Class A(2)	2,137	112,278
TJX Cos., Inc. (The)(2),(3)	49,031	3,235,065
Tractor Supply Co.(2),(3)	4,109	832,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Specialty Retail
Victoria’s Secret & Co.(1),(2)	3,436	189,873

		11,076,294

Technology Hardware, Storage & Peripherals 3.1%
3D Systems Corp.(1),(3)	10,266	283,034
Dell Technologies, Inc., Class C(1),(2)	7,350	764,694
NetApp, Inc.(2),(3)	65,470	5,876,587
Pure Storage, Inc., Class A(1),(2)	111,540	2,806,346
Turtle Beach Corp.(1)	34,040	946,993
Western Digital Corp.(1),(2)	1,880	106,107

		10,783,761

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(1),(2),(3),(4)	11,463	554,924
NIKE, Inc., Class B	4,788	695,361
Under Armour, Inc., Class A(1),(2),(3)	57,933	1,169,088

		2,419,373

Thrifts & Mortgage Finance 3.2%
MGIC Investment Corp.(2),(3)	112,252	1,679,290
Mr. Cooper Group, Inc.(1),(2)	52,074	2,143,886
New York Community Bancorp, Inc.(2)	318,107	4,094,037
PennyMac Financial Services, Inc.(2),(3)	50,130	3,064,447

		10,981,660

Trading Companies & Distributors 4.7%
Air Lease Corp.(2),(3)	154,215	6,066,818
Fortress Transportation and Infrastructure Investors LLC(2)	22,595	573,461
GATX Corp.(2)	8,597	769,947
Rush Enterprises, Inc., Class A(2)	3,420	154,447
Triton International Ltd.(4)	17,949	934,066
United Rentals, Inc.(1),(2)	11,131	3,906,202
Watsco, Inc.(2)	2,402	635,617
WESCO International, Inc.(1),(2)	28,176	3,249,257

		16,289,815

Wireless Telecommunication Services 0.0%
NII Holdings, Inc.(1)	174,048	60,917

Total Common Stocks (Cost $1,362,557,375)		1,386,352,804

Exchange-Traded Funds 6.7%
Energy Select Sector SPDR Fund(2),(3)	111,050	5,784,594
Financial Select Sector SPDR Fund(2)	61,524	2,308,996
Invesco S&P 500 Equal Weight ETF(2)	34,730	5,203,249
iShares Russell 1000 Value ETF(2)	2,919	456,853
ProShares VIX Short-Term Futures ETF(1)	80,800	1,842,240
SPDR S&P Oil & Gas Exploration & Production ETF(2)	27,367	2,646,936
SPDR S&P Regional Banking ETF	10,177	689,492
United States Oil Fund L.P.(1)	43,908	2,307,804
US Global Jets ETF(2)	73,550	1,737,986

Total Exchange-Traded Funds (Cost $23,050,544)		22,978,150

Warrants 0.4%
Diversified Financial Services 0.1%
Aequi Acquisition Corp., Class A(1)	8,874	5,242
CM Life Sciences III, Inc.(1)	33,681	67,699
Gores Technology Partners II, Inc.(1)	3,192	3,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Warrants
Diversified Financial Services
HumanCo Acquisition Corp., Class A(1)	150,043	158,296

		234,796

Health Care Technology 0.2%
Multiplan Corp.(1)	4,362	5,147
Sema4 Holdings Corp.(1)	304,201	650,990

		656,137

Life Sciences Tools & Services 0.1%
SomaLogic, Inc.(1)	120,844	389,722

Total Warrants (Cost $1,355,727)		1,280,655

Total Long Investments (Cost $1,386,963,646)		1,410,611,609

Securities Sold Short (5)(347.9)%
Common Stocks (258.7)%
Aerospace & Defense (1.1)%
Lockheed Martin Corp.	808	(278,841)
Virgin Galactic Holdings, Inc.	137,315	(3,474,069)

		(3,752,910)

Air Freight & Logistics (1.7)%
Atlas Air Worldwide Holdings, Inc.	3,439	(280,898)
C.H. Robinson Worldwide, Inc.	19,621	(1,707,027)
Expeditors International of Washington, Inc.	28,101	(3,347,672)
United Parcel Service, Inc., Class B	3,280	(597,288)

		(5,932,885)

Airlines (0.3)%
American Airlines Group, Inc.	8,700	(178,524)
Delta Air Lines, Inc.	23,304	(992,983)

		(1,171,507)

Auto Components (0.9)%
American Axle & Manufacturing Holdings, Inc.	17,401	(153,303)
Autoliv, Inc.	2,523	(216,271)
BorgWarner, Inc.	38,633	(1,669,332)
Lear Corp.	7,547	(1,180,955)

		(3,219,861)

Automobiles (0.8)%
Stellantis N.V.(4)	71,120	(1,358,392)
Tesla, Inc.	1,574	(1,220,606)

		(2,578,998)

Banks (26.3)%
Associated Banc-Corp	161,522	(3,459,801)
Bank of America Corp.	22,302	(946,720)
Bank OZK	46,006	(1,977,338)
BankUnited, Inc.	46,426	(1,941,535)
BOK Financial Corp.	19,933	(1,785,000)
CIT Group, Inc.	41,970	(2,180,342)
Citigroup, Inc.	147,677	(10,363,972)
Citizens Financial Group, Inc.	76,247	(3,582,084)
Columbia Banking System, Inc.	31,957	(1,214,046)
Cullen/Frost Bankers, Inc.	26,904	(3,191,352)
Fifth Third Bancorp	101,136	(4,292,212)
First Citizens BancShares, Inc., Class A	79	(66,610)
First Horizon Corp.	413,496	(6,735,850)
First Republic Bank	17,934	(3,459,110)
FNB Corp.	196,964	(2,288,722)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Banks
Great Western Bancorp, Inc.	26,330	(862,044)
Hilltop Holdings, Inc.	49,287	(1,610,206)
M&T Bank Corp.	51,585	(7,703,704)
Old National Bancorp	73,533	(1,246,384)
Regions Financial Corp.	441,438	(9,407,044)
Renasant Corp.	46,041	(1,659,778)
Simmons First National Corp., Class A	49,805	(1,472,236)
Synovus Financial Corp.	70,311	(3,085,950)
Texas Capital Bancshares, Inc.	32,671	(1,960,913)
Truist Financial Corp.	159,638	(9,362,769)
United Community Banks, Inc.	50,078	(1,643,560)
US Bancorp	43,847	(2,606,266)

		(90,105,548)

Beverages (5.0)%
Anheuser-Busch InBev S.A., ADR(4)	21,723	(1,224,743)
Boston Beer Co., Inc. (The), Class A	5,817	(2,965,216)
Coca-Cola Co. (The)	125,187	(6,568,562)
Keurig Dr Pepper, Inc.	52,406	(1,790,189)
Monster Beverage Corp.	5,246	(466,002)
National Beverage Corp.	75,831	(3,980,369)

		(16,995,081)

Biotechnology (0.4)%
Amgen, Inc.	1,718	(365,333)
Biogen, Inc.	343	(97,066)
Biomea Fusion, Inc.	1,370	(16,399)
Cerevel Therapeutics Holdings, Inc.	350	(10,325)
Connect Biopharma Holdings Ltd.(4)	3,173	(76,882)
Evelo Biosciences, Inc.	343	(2,415)
Kodiak Sciences, Inc.	1,072	(102,890)
Krystal Biotech, Inc.	1,409	(73,564)
Moderna, Inc.	1,363	(524,564)
Sana Biotechnology, Inc.	1,027	(23,128)
VectivBio Holding AG(4)	714	(5,516)
Werewolf Therapeutics, Inc.	722	(12,389)

		(1,310,471)

Building Products (3.6)%
Allegion PLC(4)	9,234	(1,220,550)
American Woodmark Corp.	9,341	(610,621)
Carrier Global Corp.	8,074	(417,910)
Johnson Controls International PLC(4)	10,272	(699,318)
Lennox International, Inc.	7,855	(2,310,705)
Masco Corp.	27,573	(1,531,680)
Owens Corning	31,880	(2,725,740)
Trane Technologies PLC(4)	15,253	(2,633,431)
Trex Co., Inc.	1,556	(158,603)

		(12,308,558)

Capital Markets (6.6)%
Apollo Global Management, Inc.	20,302	(1,250,400)
Bank of New York Mellon Corp. (The)	199,381	(10,335,911)
Charles Schwab Corp. (The)	27,316	(1,989,698)
Morgan Stanley	9,062	(881,823)
S&P Global, Inc.	13,443	(5,711,796)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Capital Markets
State Street Corp.	30,785	(2,608,105)

		(22,777,733)

Chemicals (5.5)%
Albemarle Corp.	14,345	(3,141,125)
Dow, Inc.	78,101	(4,495,494)
DuPont de Nemours, Inc.	18,483	(1,256,659)
Ecolab, Inc.	4,119	(859,306)
HB Fuller Co.	6,876	(443,914)
LyondellBasell Industries N.V., Class A(4)	42,922	(4,028,230)
PPG Industries, Inc.	15,398	(2,202,068)
RPM International, Inc.	19,947	(1,548,884)
Scotts Miracle-Gro Co. (The)	6,959	(1,018,519)

		(18,994,199)

Communications Equipment (2.0)%
Cisco Systems, Inc.	57,271	(3,117,260)
Juniper Networks, Inc.	137,667	(3,788,596)

		(6,905,856)

Construction Materials (0.2)%
Vulcan Materials Co.	3,016	(510,187)

Consumer Finance (4.2)%
American Express Co.	10,317	(1,728,407)
Discover Financial Services	56,703	(6,965,964)
FirstCash, Inc.	9,997	(874,737)
OneMain Holdings, Inc.	87,694	(4,852,109)

		(14,421,217)

Containers & Packaging (2.2)%
Amcor PLC(4)	79,101	(916,781)
Ball Corp.	29,695	(2,671,659)
Crown Holdings, Inc.	21,812	(2,198,213)
Packaging Corp. of America	4,736	(650,916)
Pactiv Evergreen, Inc.	8,073	(101,074)
Sealed Air Corp.	4,530	(248,199)
Westrock Co.	15,476	(771,169)

		(7,558,011)

Diversified Consumer Services (0.2)%
Chegg, Inc.	7,656	(520,761)
frontdoor, Inc.	6,842	(286,680)

		(807,441)

Diversified Financial Services (0.1)%
Berkshire Hathaway, Inc., Class B	1,369	(373,655)

Electrical Equipment (1.9)%
Bloom Energy Corp., Class A	92,718	(1,735,681)
Eaton Corp. PLC(4)	7,853	(1,172,531)
Emerson Electric Co.	6,545	(616,539)
GrafTech International Ltd.	68,780	(709,810)
Hubbell, Inc.	11,479	(2,073,911)
Shoals Technologies Group, Inc., Class A	12,140	(338,463)

		(6,646,935)

Electronic Equipment, Instruments & Components (0.9)%
Amphenol Corp., Class A	2,741	(200,724)
Corning, Inc.	27,512	(1,003,913)
Keysight Technologies, Inc.	8,907	(1,463,331)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Zebra Technologies Corp., Class A	617	(318,014)

		(2,985,982)

Energy Equipment & Services (0.4)%
Helmerich & Payne, Inc.	40,534	(1,111,037)
Patterson-UTI Energy, Inc.	33,107	(297,963)
ProPetro Holding Corp.	13,188	(114,076)

		(1,523,076)

Entertainment (1.3)%
Roku, Inc.	5,767	(1,807,090)
Spotify Technology S.A.(4)	12,053	(2,716,023)

		(4,523,113)

Food & Staples Retailing (1.4)%
Sysco Corp.	47,002	(3,689,657)
Walmart, Inc.	8,184	(1,140,686)

		(4,830,343)

Food Products (10.5)%
Archer-Daniels-Midland Co.	77,303	(4,638,953)
B&G Foods, Inc.	98,778	(2,952,474)
Beyond Meat, Inc.	13,242	(1,393,853)
Campbell Soup Co.	108,691	(4,544,371)
Conagra Brands, Inc.	14,147	(479,159)
Flowers Foods, Inc.	117,401	(2,774,186)
General Mills, Inc.	45,409	(2,716,366)
Hormel Foods Corp.	38,185	(1,565,585)
JM Smucker Co. (The)	6,082	(730,023)
McCormick & Co., Inc.	32,581	(2,640,039)
Mondelez International, Inc., Class A	151,424	(8,809,848)
Post Holdings, Inc.	14,732	(1,622,877)
Tattooed Chef, Inc.	54,752	(1,009,079)

		(35,876,813)

Health Care Equipment & Supplies (1.0)%
Baxter International, Inc.	8,604	(692,020)
Becton Dickinson and Co.	3,302	(811,698)
Medtronic PLC(4)	6,878	(862,157)
Novocure Ltd.(4)	344	(39,962)
Pulse Biosciences, Inc.	1,566	(33,826)
STERIS PLC(4)	3,959	(808,744)

		(3,248,407)

Health Care Providers & Services (1.7)%
HCA Healthcare, Inc.	13,080	(3,174,778)
Quest Diagnostics, Inc.	6,885	(1,000,459)
UnitedHealth Group, Inc.	3,823	(1,493,799)

		(5,669,036)

Hotels, Restaurants & Leisure (8.8)%
Carnival Corp.(4)	33,551	(839,111)
Cheesecake Factory, Inc. (The)	17,811	(837,117)
Choice Hotels International, Inc.	16,507	(2,085,990)
Hilton Grand Vacations, Inc.	208,683	(9,927,050)
Marriott International, Inc., Class A	28,438	(4,211,383)
Papa John’s International, Inc.	3,426	(435,068)
Penn National Gaming, Inc.	52,370	(3,794,730)
SeaWorld Entertainment, Inc.	41,798	(2,312,265)
Vail Resorts, Inc.	5,158	(1,723,030)
Wyndham Hotels & Resorts, Inc.	3,325	(256,657)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	26,276	(2,226,891)
Yum! Brands, Inc.	11,991	(1,466,619)

		(30,115,911)

Household Durables (2.6)%
Helen of Troy Ltd.(4)	14,214	(3,193,602)
Installed Building Products, Inc.	3,129	(335,272)
KB Home	17,562	(683,513)
Leggett & Platt, Inc.	6,007	(269,354)
MDC Holdings, Inc.	2,431	(113,576)
Mohawk Industries, Inc.	13,195	(2,340,793)
PulteGroup, Inc.	5,663	(260,045)
TopBuild Corp.	3,763	(770,700)
Vizio Holding Corp., Class A	31,035	(659,184)
Whirlpool Corp.	2,227	(453,996)

		(9,080,035)

Household Products (4.8)%
Church & Dwight Co., Inc.	52,295	(4,317,998)
Clorox Co. (The)	40,064	(6,634,999)
Kimberly-Clark Corp.	14,360	(1,901,838)
Reynolds Consumer Products, Inc.	136,190	(3,723,435)

		(16,578,270)

Industrial Conglomerates (5.2)%
3M Co.	76,997	(13,506,814)
General Electric Co.	24,056	(2,478,489)
Honeywell International, Inc.	8,903	(1,889,929)

		(17,875,232)

Insurance (1.1)%
American International Group, Inc.	9,285	(509,654)
Aon PLC, Class A(4)	3,951	(1,129,077)
First American Financial Corp.	29,210	(1,958,530)

		(3,597,261)

Interactive Media & Services (2.4)%
Genius Sports Ltd.(4)	87,350	(1,629,951)
IAC/InterActiveCorp	9,505	(1,238,406)
Pinterest, Inc., Class A	28,220	(1,437,809)
Snap, Inc., Class A	17,804	(1,315,182)
Taboola.com Ltd.(4)	28,787	(243,538)
Twitter, Inc.	37,464	(2,262,451)

		(8,127,337)

Internet & Direct Marketing Retail (5.7)%
Amazon.com, Inc.	2,080	(6,832,883)
DoorDash, Inc., Class A	12,809	(2,638,398)
eBay, Inc.	29,188	(2,033,528)
Etsy, Inc.	6,713	(1,396,035)
Farfetch Ltd., Class A(4)	21,020	(787,830)
Fiverr International Ltd.(4)	6,878	(1,256,473)
Just Eat Takeaway.com N.V., ADR(4)	40,239	(584,673)
Wayfair, Inc., Class A	16,007	(4,089,948)

		(19,619,768)

IT Services (5.4)%
Automatic Data Processing, Inc.	12,537	(2,506,397)
Broadridge Financial Solutions, Inc.	6,682	(1,113,488)
Fastly, Inc., Class A	25,793	(1,043,069)
Fiserv, Inc.	15,063	(1,634,336)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
IT Services
FleetCor Technologies, Inc.	5,230	(1,366,442)
International Business Machines Corp.	8,777	(1,219,389)
Jack Henry & Associates, Inc.	6,114	(1,003,063)
Shopify, Inc., Class A(4)	1,936	(2,624,790)
Snowflake, Inc., Class A	7,646	(2,312,380)
Square, Inc., Class A	4,608	(1,105,183)
Squarespace, Inc., Class A	20,067	(775,389)
Toast, Inc., Class A	4,651	(232,317)
Twilio, Inc., Class A	1,350	(430,717)
Wix.com Ltd.(4)	5,154	(1,010,029)

		(18,376,989)

Leisure Products (0.8)%
Acushnet Holdings Corp.	26,514	(1,238,204)
Peloton Interactive, Inc., Class A	16,650	(1,449,382)

		(2,687,586)

Life Sciences Tools & Services (0.3)%
PPD, Inc.	1,626	(76,081)
Rapid Micro Biosystems, Inc., Class A	1,634	(30,180)
Thermo Fisher Scientific, Inc.	1,715	(979,831)

		(1,086,092)

Machinery (8.4)%
Caterpillar, Inc.	25,298	(4,856,457)
Colfax Corp.	12,880	(591,192)
Cummins, Inc.	15,130	(3,397,593)
Donaldson Co., Inc.	5,866	(336,767)
Flowserve Corp.	28,405	(984,801)
Fortive Corp.	8,287	(584,814)
Hydrofarm Holdings Group, Inc.	26,886	(1,017,635)
Illinois Tool Works, Inc.	33,280	(6,876,646)
ITT, Inc.	1,826	(156,744)
Kennametal, Inc.	48,730	(1,668,028)
Lincoln Electric Holdings, Inc.	7,015	(903,462)
Pentair PLC(4)	55,370	(4,021,523)
Proto Labs, Inc.	8,555	(569,763)
Stanley Black & Decker, Inc.	4,523	(792,927)
Timken Co. (The)	7,274	(475,865)
Toro Co. (The)	3,429	(334,019)
Trinity Industries, Inc.	12,063	(327,752)
Westinghouse Air Brake Technologies Corp.	6,336	(546,226)
Xylem, Inc.	3,428	(423,975)

		(28,866,189)

Marine 0.0%
Matson, Inc.	1,714	(138,337)

Media (3.6)%
Charter Communications, Inc., Class A	8,687	(6,320,314)
Comcast Corp., Class A	39,913	(2,232,334)
Nexstar Media Group, Inc., Class A	1,379	(209,553)
Omnicom Group, Inc.	30,640	(2,220,175)
PubMatic, Inc., Class A	11,789	(310,640)
Sinclair Broadcast Group, Inc., Class A	7,575	(239,976)
ViacomCBS, Inc., Class B	22,487	(888,461)

		(12,421,453)

Metals & Mining (4.0)%
BHP Group Ltd., ADR(4)	7,319	(391,713)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Metals & Mining
Century Aluminum Co.	145,690	(1,959,531)
Freeport-McMoRan, Inc.	32,679	(1,063,048)
Rio Tinto PLC, ADR(4)	54,816	(3,662,805)
Sibanye Stillwater Ltd., ADR(4)	118,672	(1,464,412)
Vale S.A., ADR(4)	372,978	(5,203,043)

		(13,744,552)

Mortgage Real Estate Investment (3.5)%
AGNC Investment Corp.	274,167	(4,323,614)
Annaly Capital Management, Inc.	916,799	(7,719,447)

		(12,043,061)

Multiline Retail (1.6)%
Dollar General Corp.	3,426	(726,792)
Nordstrom, Inc.	10,278	(271,853)
Target Corp.	20,178	(4,616,121)

		(5,614,766)

Oil, Gas & Consumable Fuels (25.6)%
APA Corp.	369,682	(7,922,285)
BP PLC, ADR(4)	209,915	(5,736,977)
Canadian Natural Resources Ltd.(4)	184,251	(6,732,531)
Cenovus Energy, Inc.(4)	655,970	(6,599,058)
Chevron Corp.	46,377	(4,704,947)
CNX Resources Corp.	487,151	(6,147,846)
Comstock Resources, Inc.	346,116	(3,582,300)
Delek US Holdings, Inc.	17,114	(307,538)
Diamondback Energy, Inc.	58,980	(5,583,636)
EOG Resources, Inc.	96,790	(7,769,333)
EQT Corp.	271,195	(5,548,650)
Exxon Mobil Corp.	56,534	(3,325,330)
Hess Corp.	82,862	(6,472,351)
Laredo Petroleum, Inc.	13,952	(1,131,089)
Murphy Oil Corp.	246,473	(6,154,431)
Phillips 66	13,987	(979,510)
Royal Dutch Shell PLC, Class A, ADR(4)	48,245	(2,150,280)
Suncor Energy, Inc.(4)	120,604	(2,501,327)
TotalEnergies S.E., ADR(4)	96,348	(4,617,960)

		(87,967,379)

Personal Products (1.3)%
Edgewell Personal Care Co.	8,762	(318,061)
Estee Lauder Cos., Inc. (The), Class A	13,812	(4,142,633)

		(4,460,694)

Pharmaceuticals (1.1)%
Aurora Cannabis, Inc.(4)	36,608	(253,327)
Canopy Growth Corp.(4)	120,980	(1,676,783)
GlaxoSmithKline PLC, ADR(4)	3,557	(135,913)
Novartis AG, ADR(4)	7,918	(647,534)
Pfizer, Inc.	22,364	(961,876)
Rain Therapeutics, Inc.	1,409	(21,079)
Royalty Pharma PLC, Class A(4)	1,759	(63,570)

		(3,760,082)

Professional Services (0.4)%
Nielsen Holdings PLC(4)	67,055	(1,286,785)

Real Estate Investment Trusts (61.7)%
American Homes 4 Rent, Class A	109,630	(4,179,096)
Brandywine Realty Trust	1,084,507	(14,554,084)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Broadstone Net Lease, Inc.	564,337	(14,001,201)
Camden Property Trust	95,838	(14,133,230)
Douglas Emmett, Inc.	204,247	(6,456,248)
EastGroup Properties, Inc.	46,871	(7,810,115)
Empire State Realty Trust, Inc., Class A	127,541	(1,279,236)
Essential Properties Realty Trust, Inc.	378,516	(10,568,167)
Extra Space Storage, Inc.	28,563	(4,798,298)
Healthcare Realty Trust, Inc.	238,487	(7,102,143)
Healthpeak Properties, Inc.	275,674	(9,229,565)
Host Hotels & Resorts, Inc.	84,100	(1,373,353)
Hudson Pacific Properties, Inc.	124,924	(3,281,753)
Innovative Industrial Properties, Inc.	17,130	(3,959,942)
Kite Realty Group Trust	204,007	(4,153,582)
LTC Properties, Inc.	226,189	(7,167,929)
National Health Investors, Inc.	66,590	(3,562,565)
National Retail Properties, Inc.	171,440	(7,404,494)
Park Hotels & Resorts, Inc.	53,697	(1,027,761)
Physicians Realty Trust	46,349	(816,669)
Prologis, Inc.	136,555	(17,128,094)
Public Storage	11,041	(3,280,281)
Realty Income Corp.	6,809	(441,632)
Regency Centers Corp.	199,664	(13,443,377)
Rexford Industrial Realty, Inc.	183,288	(10,401,594)
SITE Centers Corp.	555,727	(8,580,425)
SL Green Realty Corp.	62,683	(4,440,464)
STORE Capital Corp.	126,016	(4,036,292)
UDR, Inc.	164,203	(8,699,475)
Washington Real Estate Investment Trust	242,587	(6,004,028)
Welltower, Inc.	87,304	(7,193,850)
Weyerhaeuser Co.	36,173	(1,286,674)

		(211,795,617)

Real Estate Management & Development (0.7)%
Opendoor Technologies, Inc.	122,618	(2,517,348)
Rafael Holdings, Inc., Class B	363	(11,155)

		(2,528,503)

Road & Rail (2.3)%
Canadian National Railway Co.(4)	3,313	(383,148)
Covenant Logistics Group, Inc.	51,929	(1,435,837)
CSX Corp.	12,487	(371,363)
Old Dominion Freight Line, Inc.	13,505	(3,862,160)
Ryder System, Inc.	1,711	(141,517)
Uber Technologies, Inc.	24,646	(1,104,141)
Werner Enterprises, Inc.	12,456	(551,427)

		(7,849,593)

Semiconductors & Semiconductor Equipment (7.2)%
Advanced Micro Devices, Inc.	74,723	(7,688,997)
Intel Corp.	11,967	(637,602)
Lattice Semiconductor Corp.	12,867	(831,851)
Onto Innovation, Inc.	4,436	(320,501)
Skyworks Solutions, Inc.	23,247	(3,830,641)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(4)	15,752	(1,758,711)
Texas Instruments, Inc.	44,873	(8,625,039)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Wolfspeed, Inc.	10,558	(852,347)

		(24,545,689)

Software (6.6)%
Autodesk, Inc.	10,666	(3,041,623)
Avaya Holdings Corp.	48,333	(956,510)
DoubleVerify Holdings, Inc.	11,293	(385,769)
ForgeRock, Inc., Class A	5,867	(228,402)
Intuit, Inc.	2,249	(1,213,358)
JFrog Ltd.(4)	10,136	(339,556)
nCino, Inc.	5,144	(365,378)
NortonLifeLock, Inc.	34,270	(867,031)
Palantir Technologies, Inc., Class A	75,280	(1,809,731)
Qualys, Inc.	34	(3,784)
RingCentral, Inc., Class A	8,120	(1,766,100)
Trade Desk, Inc. (The), Class A	19,595	(1,377,529)
UiPath, Inc., Class A	25,194	(1,325,457)
Unity Software, Inc.	3,625	(457,656)
VMware, Inc., Class A	32,809	(4,878,698)
Zoom Video Communications, Inc., Class A	13,672	(3,575,228)

		(22,591,810)

Specialty Retail (1.6)%
Caleres, Inc.	25,756	(572,298)
CarMax, Inc.	3,439	(440,055)
GrowGeneration Corp.	32,909	(811,865)
RH	2,170	(1,447,195)
Ross Stores, Inc.	17,313	(1,884,520)
Williams-Sonoma, Inc.	1,185	(210,136)

		(5,366,069)

Technology Hardware, Storage & Peripherals (7.6)%
Apple, Inc.	55,120	(7,799,480)
Hewlett Packard Enterprise Co.	247,365	(3,524,951)
HP, Inc.	315,226	(8,624,583)
Logitech International S.A.(4)	51,390	(4,530,029)
Seagate Technology Holdings PLC(4)	20,568	(1,697,271)

		(26,176,314)

Textiles, Apparel & Luxury Goods (0.5)%
Ralph Lauren Corp.	16,621	(1,845,596)

Thrifts & Mortgage Finance (1.4)%
Rocket Cos., Inc., Class A	145,229	(2,329,473)
UWM Holdings Corp.	368,198	(2,558,976)

		(4,888,449)

Trading Companies & Distributors (1.8)%
AerCap Holdings N.V.(4)	8,171	(472,365)
Beacon Roofing Supply, Inc.	3,439	(164,247)
Fastenal Co.	81,072	(4,184,126)
MSC Industrial Direct Co., Inc., Class A	2,885	(231,348)
WW Grainger, Inc.	3,136	(1,232,636)

		(6,284,722)

Wireless Telecommunication Services (0.5)%
T-Mobile U.S., Inc.	13,122	(1,676,467)

Total Common Stocks (Proceeds $888,849,520)		(888,024,431)

Exchange-Traded Funds (89.2)%
ARK Genomic Revolution ETF	40,475	(3,024,292)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

Investments	Shares	Value
Exchange-Traded Funds
ARK Innovation ETF	21,642	(2,392,090)
Communication Services Select Sector SPDR Fund	69,016	(5,528,872)
Consumer Discretionary Select Sector SPDR Fund	15,781	(2,831,900)
Consumer Staples Select Sector SPDR Fund	337,051	(23,202,591)
ETFMG Alternative Harvest ETF	46,806	(673,538)
Health Care Select Sector SPDR Fund	41,608	(5,296,698)
Industrial Select Sector SPDR Fund	67,728	(6,626,508)
Invesco QQQ Trust, Series 1	126,965	(45,448,391)
iShares 20+ Year Treasury Bond ETF	6,286	(907,196)
iShares Biotechnology ETF	15,946	(2,578,149)
iShares China Large-Cap ETF	6,918	(269,318)
iShares Cohen & Steers REIT ETF	160,909	(10,526,667)
iShares Expanded Tech-Software Sector ETF	39,978	(15,956,819)
iShares MSCI Emerging Markets ETF	34,143	(1,720,124)
iShares MSCI Eurozone ETF	33,272	(1,601,049)
iShares MSCI Germany ETF	43,315	(1,425,930)
iShares MSCI India ETF	5,244	(255,330)
iShares MSCI Taiwan ETF	19,703	(1,221,783)
iShares Russell 1000 Growth ETF	1,631	(446,959)
iShares Russell 2000 ETF	55,556	(12,152,875)
iShares S&P 500 Value ETF	3,449	(501,554)
iShares U.S. Home Construction ETF	70,434	(4,661,322)
iShares U.S. Medical Devices ETF	9,881	(620,329)
iShares U.S. Real Estate ETF	88,514	(9,062,948)
iShares U.S. Technology ETF	122,511	(12,405,464)
iShares U.S. Transportation ETF	2,428	(590,441)
Materials Select Sector SPDR Fund	4,743	(375,219)
ProShares UltraShort 20+ Year Treasury	217,754	(3,995,786)
SPDR S&P 500 ETF Trust	137,264	(58,905,473)
SPDR S&P Biotech ETF	19,837	(2,493,709)
SPDR S&P Homebuilders ETF	10,653	(764,459)
SPDR S&P Metals & Mining ETF	78,741	(3,286,649)
SPDR S&P Retail ETF	34,630	(3,127,782)
SPDR S&P Semiconductor ETF	13,622	(2,696,747)
Utilities Select Sector SPDR Fund	39,679	(2,534,695)
VanEck Semiconductor ETF	54,447	(13,953,133)
Vanguard Real Estate ETF	412,091	(41,942,622)

Total Exchange-Traded Funds (Proceeds $304,883,490)		(306,005,411)

Total Securities Sold Short (Proceeds $1,193,733,010)		(1,194,029,842)

Total Investments, net of securities sold short (Cost $193,230,636) 63.1%		216,581,767
Other assets, less liabilities 36.9%		126,675,180

Net Assets 100.0%		$343,256,947

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	Non-income producing.
(2)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of September 30, 2021, is $1,075,435,013.
(3)	All or a portion of this security is on loan.
(4)	Foreign security.
(5)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2021

At September 30, 2021, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	2,735,000	3,702,318	10/29/21	$—	$(18,433)
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	1,418,000	1,651,251	10/29/21	—	(8,721)
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	600,000	645,827	10/29/21	—	(3,006)
Buy: USD / Sell: ILS	State Street Bank & Trust Co.	Sell	870,000	270,462	10/29/21	992	—
Buy: USD / Sell: ILS	State Street Bank & Trust Co.	Sell	978,000	304,067	10/29/21	1,145	—
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	335,000	387,705	10/29/21	—	(339)
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	3,084,000	3,604,712	10/29/21	32,382	—

Total Forward Currency Exchange Contracts						$34,519	$(30,499)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

September 30, 2021 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), a Bermuda-based reinsurance company, Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund. During the period ended September 30, 2021, the Fund did not incur any organization or offering costs.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

Security Transactions, Investment Income and Expenses

The Fund records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date, or when the Fund first learns of the ex-date dividend notification, and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

Offsetting of Amounts Related to Certain Contracts

Amounts due from and to brokers are presented on a gross basis, by counterparty, even if the Fund has the legal right to offset. The Fund presents on a gross basis the fair value amounts recognized for OTC derivatives executed with the same counterparty under the same master netting agreement, even though such positions may qualify for net presentation. Fair value amounts recognized for exchange traded future contracts executed with the same broker are presented on a gross basis even if the Fund has the legal right to offset. The Fund has elected not to offset fair value amounts recognized for cash collateral receivables and payables against fair value amounts recognized for net derivative positions executed with the same counterparty under the same master netting arrangement.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The deposit at broker for shorts on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for securities sold short.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange is closed for trading.

Distributions

The Fund intends to declare income dividends and distribute them to the sole shareholder monthly at rates that reflect the past and projected net income of the Fund. Subject to applicable law, the Fund may fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The Fund will pay the sole shareholder at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. Distributions received from real estate investment trusts may be classified as dividends, capital gains, and/or return of capital.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$1,385,323,852	$1,023,411	$5,541	$1,386,352,804
Exchange-Traded Funds	22,978,150	—	—	22,978,150
Warrants	—	1,280,655	—	1,280,655

Total Investments in Securities	$1,408,302,002	$2,304,066	$5,541	$1,410,611,609

Derivative Contracts:
Forward Exchange Contracts(2)	—	34,519	—	34,519

Total	$1,408,302,002	$2,338,585	$5,541	$1,410,646,128

Liabilities:
Securities Sold Short:
Common Stocks(1)	$(888,024,431)	$—	$—	$(888,024,431)
Exchange-Traded Funds	(306,005,411)	—	—	(306,005,411)

Total Securities Sold Short	$(1,194,029,842)	$—	$—	$(1,194,029,842)

Derivative Contracts:
Forward Exchange Contracts(2)	$—	$(30,499)	$—	$(30,499)

Total	$(1,194,029,842)	$(30,499)	$—	$(1,194,060,341)

(1) Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.

(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The average notional value of forward currency exchange contracts purchased and sold for the period ended September 30, 2021 was 46,079,646 and 50,142,203, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued using indicative broker quotations and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (such as money market funds and mutual funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for investment purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser amended effective July 1, 2020, the Fund pays the Adviser a monthly management fee at the annual rate of 2.00%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears. The Fund also pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Previously, in the Investment Advisory Agreement effective September 1, 2019, the Fund paid the Adviser a monthly management fee at the annual rate of 1.50%. The management fee was applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). In addition, the Fund paid the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement effective September 1, 2019, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

The Adviser in addition agreed that it would attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wanted to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it could have done so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) would have been 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) would have been an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the loans outstanding are included in the NAV of the Fund. See Note 5 below.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans have a stated maturity date of May 2, 2022, with the interest accrued at the London Interbank Offered Rate (“LIBOR”) plus 0.50% reset every 90 days and payable quarterly. As the loans began to reset in 2021, they were reset using the Secured Overnight Financing Rate (“SOFR”) plus 0.50%. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2021 through September 30, 2021.

As of September 30, 2021, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount equal to the lesser of (i) U.S. $1,500,000,000, (ii) 60% of Lender’s Net Asset Value and that of Weiss Insurance Partners (Cayman) Ltd. (as determined by Lender with respect to each Loan related to a Borrowing Request) and (iii) the amount that the Borrower is permitted to borrow in accordance with its organizational documents.

	$298,339,134 (principal) and $130,739 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

The Fund collected $50,000,000 in principal loan payments from the sole shareholder during the period ended September 30, 2021.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it would phase out LIBOR as a benchmark by the end of 2021 and the FCA has indicated that market participants should not rely on LIBOR being available after 2021. As an alternative to LIBOR, the U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, is replacing U.S.-dollar LIBOR with the SOFR, a new index calculated by short-term repurchase agreements, backed by Treasury securities. The Fund has amended its existing loan agreements with the Fund’s sole shareholder to reference SOFR as its preferred rate.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder. A decision by the sole shareholder to withdraw capital from the Fund could have a material negative impact on the Fund.

8. Securities Lending

The Fund participates in State Street’s enhanced custody program. Through this program, State Street is capable of facilitating the Fund’s short selling activity and reducing its cost of such activity. The Fund participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions. The Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. At September 30, 2021, the Fund had securities on loan with a total value of $229,276,533.

9. Subsequent Events

The Fund has evaluated subsequent events through November 18, 2021, the date the form N-PORT was filed. From October 25, 2021 to October 28, 2021, the Fund entered into additional loans with the sole shareholder with a total principal amount of $14,000,000.